Earnings per share and Equity (Tables)	6 Months Ended
Sep. 30, 2026
Earnings per share [abstract]
Schedule of Bases for Calculating Basic Earnings (Losses) per Share and Diluted Earnings (Losses) per share
The bases for calculating basic earnings (losses) per share and diluted earnings (losses) per share for the three and six months ended September 30, 2025 and 2026, are as follows:

	For the three months ended September 30,
(In millions, except per share data and number of shares)	2025	2026
Net profits (losses) for the period attributable to owners of Coincheck Parent	¥355	¥(4,136)
Basic net earnings (losses) per share	¥2.71	¥(21.56)
Diluted net earnings (losses) per share	¥2.64	¥(21.56)
Weighted-average number of shares, basic	130,822,522	191,804,883
Weighted-average number of shares, diluted	134,648,307	191,804,883

	For the six months ended September 30,
(In millions, except per share data and number of shares)	2025	2026
Net losses for the period attributable to owners of Coincheck Parent	¥(1,022)	¥(5,311)
Basic and diluted net losses per share	¥(7.82)	¥(29.36)
Weighted-average number of shares, basic and diluted	130,818,546	180,885,840